Trade and other receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade and other receivables
8.	Trade and other receivables

8.1.	Trade and other receivables, net

	12.31.2018	12.31.2017
Receivables from contracts with customers
Third parties	6,614	6,995
Related parties
Investees (note 19.1)	682	530
Receivables from the electricity sector (note 8.4) (*)	4,400	5,247

Subtotal	11,696	12,772

Other trade receivables
Third parties
Receivables from divestments (**)	1,296	872
Finance lease receivables	519	550
Other receivables	1,325	1,647
Related parties
Diesel subsidy (note 19.1.1)	400	—
Petroleum and alcohol accounts - receivables from Brazilian Government (note 19.1.2)	307	251

Subtotal	3,847	3,320

Total trade receivables	15,543	16,092

Expected credit losses (ECL) - Third parties	(3,390)	(3,686)
Expected credit losses (ECL) - Related parties	(915)	(2,259)

Total trade receivables, net	11,238	10,147

Current	5,746	4,972
Non-current	5,492	5,175

(*)	It includes the amount of US$ 199 at December 31, 2018 (US$ 233 at December 31, 2017) regarding finance lease receivable from Amazonas Distribuidora de Energia.
(**)	It comprises receivable from the divestment of NTS and contingent payments from the sale of interest in Roncador field.

Trade and other receivables were previously classified as loans and receivables in accordance with former IAS 39. As set out in note 2.3.1, following the adoption of IFRS 9, such assets are currently classified as measured at amortised cost, except for certain receivables with final prices linked to changes in commodity price after their transfer of control, which are classified as measured at fair value through profit and loss and amount to US$ 76 as of December 31, 2018.

8.2.	Aging of trade and other receivables – third parties

	12.31.2018		12.31.2017
	Trade receivables	Credit losses	Trade receivables	Credit losses
Current	5,863	(360)	5,760	(274)
Overdue:
1-90 days	484	(54)	596	(73)
91-180 days	35	(12)	52	(36)
181-365 days	48	(20)	83	(47)
More than 365 days	3,325	(2,944)	3,573	(3,256)

Total	9,755	(3,390)	10,064	(3,686)

8.3.	Changes in credit losses provision

	Jan-Dec/2018	Jan-Dec/2017
Opening balance	5,945	5,426
Initial application of IFRS 9	122	—
Additions	104	708
Write-offs	(1,253)	(110)
Transfer of assets held for sale	6	—
Cumulative translation adjustment	(619)	(79)

Closing balance	4,305	5,945

Current	1,715	2,068
Non-current	2,590	3,877

In 2018, write-offs in the balance of expected credit losses primarily reflects the effects related to the agreements signed with companies from electricity sector, as described in note 8.4.

In 2017, besides the losses on receivables from electricity sector amounting to US$ 210, additions also reflected impairments over lease receivables, as a result of the termination, in the third quarter of 2017, of a finance lease agreement relating to the Vitória 10,000 drilling rig, in the amount of US$ 278.

8.4.	Trade receivables – electricity sector (isolated electricity system in the northern region of Brazil)

Receivables from electricity sector	Receivables outside the scope of DAAs*	DAA 2014	DAA 2018	Finance lease	Others	Total
Receivables	2,381	3,107	—	233	4	5,725
ECL	(2,187)	(332)	—	—	(4)	(2,523)

Balance at December 31, 2017	194	2,775	—	233	—	3,202

Sales	1,226	—	—	—	—	1,226
Amounts received	(757)	(374)	(532)	(39)	(3)	(1,705)
Interest	38	161	22	40	—	261
Derecognition of receivables	(1,240)	—	—	(1)	—	(1,241)
Agreements in 2018	—	127	1,291	—	—	1,418

(Additions)/reversals of ECL	(508)	291	—	—	3	(214)
Derecognition of receivables - ECL	1,240	—	—	—	—	1,240
CTA	(27)	(425)	(43)	(34)	—	(529)

Balance at December 31, 2018	166	2,555	738	199	—	3,658

Receivables	1,348	2,560	739	199	1	4,847
ECL	(1,182)	(5)	(1)	—	(1)	(1,189)

Balance at December 31, 2018	166	2,555	738	199	—	3,658

* Debt acknowledgement agreements.

	Receivables	ECL	Total
Related parties - Eletrobras Group
Amazonas Energia - AME	3,747	(913)	2,834
Eletrobras	653	(2)	651

Total	4,400	(915)	3,485

Third parties
Cia de Gás do Amazonas - CIGÁS	156	(2)	154
Cia de Eletricidade do Amapá - CEA	228	(228)	—
Others	63	(44)	19

Total	447	(274)	173

Balance at December 31, 2018	4,847	(1,189)	3,658

Balance at December 31, 2017	5,725	(2,523)	3,202

The Company supplies fuel oil, natural gas, and other products to power distributors controlled by Eletrobras and to independent power producers (Produtores Independentes de Energia – PIE) that operate in the isolated electricity system in the northern region of Brazil. This isolated system comprises electricity generation and distribution systems not totally connected to the Brazilian National Interconnected Power Grid (Sistema Interligado Nacional).

Due to operational, regulatory and administrative factors, the costs of the isolated electricity system is substantially covered by the Fuel Consumption Account (Conta de Consumo de Combustível – CCC), a fund regulated and overseen by the Brazilian National Electricity Agency (Agência Nacional de Energia Elétrica - ANEEL), that receives funds from the Brazilian Energy Development Account (Conta de Desenvolvimento Energético - CDE). The CDE is a fund created by the Brazilian Federal Government to promote power development in Brazil and its transfers of funds to CCC are based on fees paid by all of concessionaires of electricity distribution and transmission in Brazil. However, regulatory and administrative issues have impacted funds flows from CCC to the companies operating in the isolated system since 2013, which also affected the payments of distributors controlled by Eletrobras for products supplied by the Company.

As a result, on December 31, 2014, the Company (Petrobras parent company and its subsidiary BR Distribuidora) entered into debt acknowledgement agreements (DAAs 2014) concerning the balance of its receivables as of November 30, 2014 with distributors controlled by Eletrobras, to be settled in 120 monthly installments updated by the Selic interest rate (Brazilian short-term interest rate). The balance of DAAs 2014 was 89% collateralized by payables from the CDE to the CCC and, despite some periodic delays, these payments have continued. At December 31, 2017, the amounts of DAAs 2014 totaled US$ 3,107.

The Company continued to sell its products to the isolated electricity system but took several measures to safeguard its interests arising from sales after the signing of the DAAs 2014, including judicial collection of all overdue receivables, as well as suspension of fuel supply on credit. Thus, the allowance for credit losses on receivables from electricity sector amounted to US$ 2,523 at December 31, 2017, primarily reflecting the historical defaults of companies operating in the isolated electricity system in the northern region of Brazil relating to receivables not under DAAs 2014.

At the end of 2017, following the inclusion of the power distributors controlled by Eletrobras within the Investments Partnership Program (Programa de Parcerias de Investimentos – PPI), a Brazilian Federal program that foresees new infrastructure investments and privatizations, along with the process of privatization of the distributors controlled by Eletrobras, the Company intensified negotiations with the Eletrobras group aiming at reaching an agreement that would resolve disputes and mitigate future defaults.

Accordingly, both parties reached an agreement on April 30, 2018 in which the structure and indexation of collateralization under the DAAs 2014 was recomposed and new debt acknowledgement agreements comprising a portion of receivables under judicial disputes were signed (DAAs 2018). In addition, the parties also entered into debt assumption agreements in which Eletrobras would assume a significant portion of overdue receivables in case of the privatization of power distributors.

Following improvements in Eletrobras credit risk, the new collateralization structure under DAAs 2014 provides for replacement of original collateral by guaranties provided by Eletrobras (54%), collateral based on credits from Brazilian Treasury (34%) and new payables from the CDE (12%). However, the collateralization based on credits from Brazilian Treasury owned by Eletrobras Distributors, expected to be effective by the end of June 2018, did not occur as the Provisional Measure 814/2017 lost its effectiveness since June 1, 2018 and the Bill 10,332/18, the terms of which would reestablish the previous condition for such collateralization, was rejected by the Brazilian Senate in October 2018.

The DAAs 2018 comprise receivables from sales of fuel oil and natural gas, which had been past due since December 2014 and under judicial collection. These agreements outline the settlement of US$ 459 and US$ 1,293 (gross nominal values), related to Petrobras parent company and its subsidiary BR Distribuidora, respectively, in 36 monthly instalments bearing interest at 124.75% of the Brazilian interbank deposit rate (CDI). However, their recognition and measurement take into account the conditions attached to their guarantees, which in the case of BR Distribuidora are substantially dependent on the privatization of distributors of Eletrobras group and, with respect to Petrobras parent company, an unsuccessful privatization process would not lead to the cancellation of surety provided by Eletrobras.

On December 3, 2018, the parties entered into a new agreement under which:

•	The collateral of DAAs 2014 based on credits from Brazilian Treasury was replaced by surety provided by Eletrobras;

•	Some contracts were renegotiated in order to fulfill certain conditions necessary for the privatization of the distributors;

•	Past due receivables until October 31, 2018 amounting to US$ 150 were rescheduled under the same terms of the agreement of April 2018; and

•	Creation of an escrow account in order to ensure the collection of future gas sales.

Based on the agreements reached in 2018, along with the conclusion of the privatization process of distributors of Eletrobras group (Ceron, Boa Vista Energia e Eletroacre) the Company recognized US$ 1,418 as finance income in 2018 primarily reflecting receivables under the DAAs 2018, which had been under judicial collection, recognized at their fair value due to the material changes in their contractual terms.

In 2018, the Company recognized credit losses amounting to US$ 214 (US$ 210 in 2017) primarily reflecting overdue receivables outside the scope of DAAs (US$ 508), notably from sale of gas for which collections are outstanding, partially offset by the replacement of collaterals of DAAs 2014 and debts assumed by Eletrobras following the privatization of its distributors (US$ 291).

Moreover, the Company has monitored the progress of AME privatization process, which is conditioned to certain conditions precedent, notably the effective transfer of its control, as well as additional investments and collaterals. According to the progress of this process, the Company’s assessment of credit risk over these receivables was not significantly affected at December 31, 2018.